Deposits	12 Months Ended
Dec. 31, 2022
Deposits
Deposits

Note 10.  Deposits

The following is a maturity distribution of time deposits at December 31, 2022:

2023	$65,651,974
2024	15,657,066
2025	4,605,036
2026	10,603,273
2027	5,121,310
Total time deposits	$101,638,659

Total deposits in excess of the FDIC insurance level amounted to $331,530,619 as of December 31, 2022.